Geographical Information	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Geographical Information	Geographical Information
Revenue disaggregated by geography based on the customers’ location was as follows (in thousands):

	Years Ended December 31,
	2021	2020
United States	$183,724	$119,118
International	8,473	4,166
Total	$192,197	$123,284
Substantially all of the Company’s long-lived assets are located in the United States.